                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

Robert Hawkins
Vice President &
Assistant Counsel

August 29, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

       Re:        Oppenheimer Real Estate Fund
                  Registration Nos. 333-74582; 811-10589

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities
Act would not have differed from that contained in Post-Effective Amendment No.11 to the Registrant's Registration Statement on Form
N-1A, which was filed electronically with the Securities and Exchange Commission on August 24, 2007.

                                                                Sincerely,

                                                                /s/ Robert Hawkins
                                                                ------------------------------------
                                                                Robert Hawkins
                                                                Vice President &
                                                                Assistant Counsel
                                                                212.323.5039
                                                                bhawkins@oppenheimerfunds.com

cc:    Mayer, Brown, Rowe & Maw LLP
       KPMG LLP
       Gloria LaFond